Loan payable to Oyu Tolgoi LLC (Details Textual)	3 Months Ended
Mar. 31, 2018
Financing Arrangements Related To Licenses Monthly Repayments Of Loans Percentage Of Available Cash Flow From Joint Ventures	90.00%
Pime Rate [Member]
Debt nstrument Basis Spread On Variable Rate1	2.00%